Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Details) - Derivative Instruments - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Foreign exchange forward contracts and swaps
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps	£ 31,363	£ 28,603
Foreign exchange forward contracts and swaps	(31,360)	(28,669)
Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	36
Interest rate swap contracts	(52)
Due in less than one year | Foreign exchange forward contracts and swaps
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps	29,815	28,567
Foreign exchange forward contracts and swaps	(29,748)	(28,634)
Due in less than one year | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	3
Interest rate swap contracts	0
Between one and two years | Foreign exchange forward contracts and swaps
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps	1,548	36
Foreign exchange forward contracts and swaps	(1,612)	£ (35)
Between one and two years | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	8
Interest rate swap contracts	(2)
Between two and three years | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	7
Interest rate swap contracts	(1)
Between three and four years | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	6
Interest rate swap contracts	0
Between four and five years | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	6
Interest rate swap contracts	0
Greater than five years | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts	6
Interest rate swap contracts	£ (49)